Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2025
Joint Ventures [Abstract]
Summarized Balance Sheet of Joint Ventures

The summarized financial information presented in the following table presents the joint venture on a 100% basis.

Summarized Balance sheet	2025	2024
Assets
Cash and cash equivalents	1,053	365,152
Other current assets	529	2,937,096
Total Current Assets	1,582	3,302,248
Total Assets	1,582	3,302,248
Liabilities
Accounts payable and accrued expenses	-	1,097,221
Total Current Liabilities	-	1,097,221
Total Liabilities	-	1,097,221
Shareholders’ Equity
Additional paid-in capital	2,174,824	3,923,823
Accumulated losses	(2,173,242)	(1,718,800)
Total Shareholders’ Equity	1,582	2,205,027
Total Liabilities and Shareholders’ Equity	1,582	3,302,248

Summarized Statement of Operations of Joint Ventures

Summarized Statement of operations	2025	2024
Voyage and time charter revenues	2,355,919	3,182,372
Charter-in expenses	(401,162)	(2,879,797)
Voyage expenses	(2,186,879)	(1,544,569)
General and administrative expenses	(124,874)	(193,605)
Loss on freight forward agreements	(12,271)	(278,409)
Other expenses, net	(85,175)	(4,792)
Loss for the year	(454,442)	(1,718,800)